Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income taxes [Abstract]
Schedule of Detailed Information About Components Of Income Taxes Explanatory
	For the Year Ended December 31,
	2023	2022	2021
	$ Thousands
Current taxes on income
In respect of current year	11,049	39,559	6,892
Deferred tax expense/(income)
Creation and reversal of temporary differences	14,150	(1,579)	(2,567)
Total tax expense on income	25,199	37,980	4,325

Schedule of Detailed Information About Reconciliation Between Theoretical Tax Expense Benefit On Pre Tax Income Loss And Actual Income Tax Expenses Explanatory
	For the Year Ended December 31,
	2023	2022	2021
	$ Thousands
(Loss)/Profit from continuing operations before income taxes	(185,749)	387,639	879,642
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	(31,577)	65,899	149,539

(Decrease) increase in tax in respect of:
Elimination of tax calculated in respect of the Group’s share in profit of associated companies	72,258	(45,464)	(190,539)
Different tax rate applicable to subsidiaries operating overseas	4,371	6,429	(9,297)
Income subject to tax at a different tax rate	178	116	-
Non-deductible expenses	(2,826)	158,811	44,851
Exempt income	(26,862)	(164,822)	(23,937)
Taxes in respect of prior years	522	(739)	(361)
Tax in respect of foreign dividend	6,665	18,447	28,172
Share of non-controlling interests in entities transparent for tax purposes	-	(1,082)	5,528
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	608	511	95
Other differences	1,862	(126)	274
Tax expense on income included in the statement of profit and loss	25,199	37,980	4,325

Schedule of Deferred Tax Assets and Liabilities Recognized
	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Financial instruments	Other*	Total
	$ Thousands
Balance of deferred tax (liability) asset as at January 1, 2022	(127,230)	112,342	1,260	(83,553)	(97,181)
Changes recorded on the statement of profit and loss	(20,103)	8,116	(235)	13,801	1,579
Changes recorded in other comprehensive income	-	-	(2,657)	(4,439)	(7,096)
Translation differences	14,615	(4,370)	(103)	(147)	9,995
Balance of deferred tax (liability) asset as at December 31, 2022	(132,718)	116,088	(1,735)	(74,338)	(92,703)
Changes recorded on the statement of profit and loss	(9,626)	6,054	24	(10,601)	(14,149)
Changes recorded in other comprehensive income	-	-	354	2,851	3,205
Changes recorded from business combinations	(18,468)	-	-	-	(18,468)
Translation differences	3,313	(1,364)	7	(569)	1,387
Balance of deferred tax (liability) asset as at December 31, 2023	(157,499)	120,778	(1,350)	(82,657)	(120,728)

*	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.

Schedule of Detailed Information About Deferred Taxes Are Presented In Statements Of Financial Position Explanatory
	As at December 31,
	2023	2022
	$ Thousands
As part of non-current assets	15,862	6,382
As part of current liabilities	-	(1,285)
As part of non-current liabilities	(136,590)	(97,800)
	(120,728)	(92,703)

Schedule of Detailed Information About Tax And Deferred Tax Liabilities Explanatory
	As at December 31,
	2023	2022
	$ Thousands
Losses for tax purposes	130,147	153,907